CERTEZA CONVEX CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares						Fair Value

	EXCHANGE TRADED FUND - 76.6%
	DEBT FUND - 76.6%
9,483	Vanguard Short-Term Bond ETF ^
	TOTAL EXCHANGE TRADED FUND (COST $784,376)					$ 781,684

	SHORT TERM INVESTMENT - 8.2%
	MONEY MARKET FUND - 8.2%
83,450	Federated Hermes Government Obligations Fund, Institutional Class, 0.01% +^
	TOTAL SHORT TERM INVESTMENT (Cost $83,450)					83,450

Contracts **		Expiration Date	Exercise Price	Counterparty	Notional Value February 28, 2021	Fair Value
	SCHEDULE OF OPTIONS PURCHASED * - 1.0%
	SCHEDULE OF PUT OPTIONS PURCHASED - 1.0%
2	SPDR S&P 500 ETF Trust	4/16/2021	$ 292	Interactive Brokers LLC	$ 58,400	216
1	SPDR S&P 500 ETF Trust	4/16/2021	293	Interactive Brokers LLC	29,300	112
1	SPDR S&P 500 ETF Trust	4/16/2021	294	Interactive Brokers LLC	29,400	110
1	SPDR S&P 500 ETF Trust	4/16/2021	295	Interactive Brokers LLC	29,500	107
2	SPDR S&P 500 ETF Trust	4/16/2021	296	Interactive Brokers LLC	59,200	246
1	SPDR S&P 500 ETF Trust	4/16/2021	297	Interactive Brokers LLC	29,700	131
1	SPDR S&P 500 ETF Trust	4/16/2021	298	Interactive Brokers LLC	29,800	123
1	SPDR S&P 500 ETF Trust	4/16/2021	299	Interactive Brokers LLC	29,900	127
2	SPDR S&P 500 ETF Trust	4/16/2021	300	Interactive Brokers LLC	60,000	262
1	SPDR S&P 500 ETF Trust	4/16/2021	301	Interactive Brokers LLC	30,100	118
1	SPDR S&P 500 ETF Trust	4/16/2021	302	Interactive Brokers LLC	30,200	130
1	SPDR S&P 500 ETF Trust	4/16/2021	303	Interactive Brokers LLC	30,300	143
1	SPDR S&P 500 ETF Trust	5/21/2021	293	Interactive Brokers LLC	29,300	244
1	SPDR S&P 500 ETF Trust	5/21/2021	294	Interactive Brokers LLC	29,400	258
1	SPDR S&P 500 ETF Trust	5/21/2021	297	Interactive Brokers LLC	29,700	273
1	SPDR S&P 500 ETF Trust	5/21/2021	298	Interactive Brokers LLC	29,800	265
1	SPDR S&P 500 ETF Trust	5/21/2021	301	Interactive Brokers LLC	30,100	278
1	SPDR S&P 500 ETF Trust	5/21/2021	302	Interactive Brokers LLC	30,200	289
2	SPDR S&P 500 ETF Trust	5/21/2021	304	Interactive Brokers LLC	60,800	-
2	SPDR S&P 500 ETF Trust	5/21/2021	305	Interactive Brokers LLC	61,000	576
2	SPDR S&P 500 ETF Trust	5/21/2021	306	Interactive Brokers LLC	61,200	634
2	SPDR S&P 500 ETF Trust	5/21/2021	307	Interactive Brokers LLC	61,400	638
2	SPDR S&P 500 ETF Trust	5/21/2021	308	Interactive Brokers LLC	61,600	662
2	SPDR S&P 500 ETF Trust	5/21/2021	309	Interactive Brokers LLC	61,800	676
2	SPDR S&P 500 ETF Trust	5/21/2021	310	Interactive Brokers LLC	62,000	638
1	SPDR S&P 500 ETF Trust	5/21/2021	311	Interactive Brokers LLC	31,100	327
2	SPDR S&P 500 ETF Trust	5/21/2021	312	Interactive Brokers LLC	62,400	662
2	SPDR S&P 500 ETF Trust	5/21/2021	313	Interactive Brokers LLC	62,600	734
2	SPDR S&P 500 ETF Trust	5/21/2021	314	Interactive Brokers LLC	62,800	768
	TOTAL OPTIONS PURCHASED (Cost $10,787)					9,747

	TOTAL INVESTMENTS (Cost $878,613) - 85.8%					$ 874,881
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $49,742) - (7.3) %					(74,188)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 21.5%					219,948
	NET ASSETS - 100.0%					$ 1,020,641

Contracts **		Expiration Date	Exercise Price	Counterparty	Notional Value February 28, 2021	Fair Value

	SCHEDULE OF PUT OPTIONS WRITTEN * - (7.3) %
(3)	SPDR S&P 500 ETF Trust	3/19/2021	$ 378	Interactive Brokers LLC	$ (113,400)	(2,505)
(3)	SPDR S&P 500 ETF Trust	3/19/2021	379	Interactive Brokers LLC	(113,700)	(2,568)
(3)	SPDR S&P 500 ETF Trust	3/19/2021	380	Interactive Brokers LLC	(114,000)	(2,700)
(3)	SPDR S&P 500 ETF Trust	3/19/2021	381	Interactive Brokers LLC	(114,300)	(2,781)
(3)	SPDR S&P 500 ETF Trust	3/19/2021	382	Interactive Brokers LLC	(114,600)	(2,955)
(3)	SPDR S&P 500 ETF Trust	3/19/2021	383	Interactive Brokers LLC	(114,900)	(3,051)
(4)	SPDR S&P 500 ETF Trust	3/19/2021	384	Interactive Brokers LLC	(153,600)	(4,204)
(4)	SPDR S&P 500 ETF Trust	3/19/2021	385	Interactive Brokers LLC	(154,000)	(4,420)
(4)	SPDR S&P 500 ETF Trust	3/19/2021	386	Interactive Brokers LLC	(154,400)	(4,504)
(4)	SPDR S&P 500 ETF Trust	3/19/2021	387	Interactive Brokers LLC	(154,800)	(4,692)
(5)	SPDR S&P 500 ETF Trust	3/19/2021	388	Interactive Brokers LLC	(194,000)	(6,140)
(4)	SPDR S&P 500 ETF Trust	3/19/2021	389	Interactive Brokers LLC	(155,600)	(5,068)
(4)	SPDR S&P 500 ETF Trust	3/19/2021	390	Interactive Brokers LLC	(156,000)	(5,540)
(4)	SPDR S&P 500 ETF Trust	3/19/2021	391	Interactive Brokers LLC	(156,400)	(5,788)
(5)	SPDR S&P 500 ETF Trust	3/19/2021	392	Interactive Brokers LLC	(196,000)	(7,305)
(4)	SPDR S&P 500 ETF Trust	3/19/2021	393	Interactive Brokers LLC	(157,200)	(6,136)
(1)	SPDR S&P 500 ETF Trust	4/16/2021	378	Interactive Brokers LLC	(37,800)	(1,181)
(1)	SPDR S&P 500 ETF Trust	4/16/2021	380	Interactive Brokers LLC	(38,000)	(1,250)
(1)	SPDR S&P 500 ETF Trust	4/16/2021	384	Interactive Brokers LLC	(38,400)	(1,400)
	SCHEDULE OF PUT OPTIONS WRITTEN (Premiums Received $49,742)					$ (74,188)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.
^ All or part of these securities were held as collateral for put options written as of February 28, 2021. Total collateral for put options written is $602,650.
+ Interest rate reflects effective yield on February 28, 2021.

CERTEZA CONVEX CORE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

February 28, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to

CERTEZA CONVEX CORE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

February 28, 2021

which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CERTEZA CONVEX CORE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

February 28, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2021 for the Funds’ assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Fund	$ 781,684	$ -	$ -	$ 781,684
Short Term Investment	83,450	-	-	83,450
Put Options Purchased		9,747	-	9,747
Total Investments	$ 865,134	$ 9,747	$ -	$ 874,881

Liabilities *
Put Options Written	$ -	$ 74,188	$ -	$ 74,188
Total Liabilities	$ -	$ 74,188	$ -	$ 74,188

The Fund did not hold any Level 3 securities during the period.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis- The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2021, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 828,871	$ -	$ (28,178)	$ (28,178)